Interest Income, Derivatives and Other Investment Gains (Losses) (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Schedule of Interest Income and Derivatives and Other Investment Gains (Losses)

		Years ended December 31,
	Notes	2025	2024
Interest income		$8.1	$16.1
Insurance recoveries		—	27.3
Gains (losses) on non-hedge derivatives		(26.7)	16.1
Amortization of gain related to flow-through common shares		1.9	1.1
9.7% of Côté Gold pre-Commercial Production gold received by SMM	7	—	18.4
9.7% of Côté Gold expenses funded by SMM		—	(6.6)
Changes in fair value of deferred consideration from the sale of Sadiola		2.0	1.8
Gain on sale of royalties		4.9	—
Other gains (losses)		(1.2)	(3.3)
		$(11.0)	$70.9